LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Schedule of liabilities in respect of government grants
	June 30, 2023	December 31, 2022
	Unaudited	Audited

Balance at January 1,	4,744	$4,396
Grants received	68	212
Royalties paid	(35)	(31)
Amounts recorded in profit or loss	107	167

	4,884	$4,744